Shareholders' Equity (Details) - Schedule of accumulated other comprehensive income (loss) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of accumulated other comprehensive income (loss) [Abstract]
Beginning balance	$ (1,362,665)	$ (813,650)
Ending balance	1,230,083	(1,362,665)
Other comprehensive income (loss) before reclassification	2,697,395	(571,943)
Amounts reclassified from accumulated other comprehensive income	(2,172)
Net current-period other comprehensive income	2,695,223	(571,943)
Other comprehensive loss attribute to noncontrolling interests	$ (102,475)	$ 22,928